UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Cash Reserve® Fund

December 31, 2010

	Principal
	Amount	Value
Agency Obligation – 2.44%
Federal Home Loan Bank 0.40% 11/18/11	$7,500,000	$7,500,000
Total Agency Obligation (cost $7,500,000)		7,500,000

Certificates of Deposit – 17.59%
Bank of Montreal, Chicago 0.22% 1/3/11	15,000,000	15,000,000
Barclays Bank 0.23% 1/12/11	5,000,000	5,000,000
Credit Suisse New York 0.25% 1/20/11	10,000,000	10,000,000
Deutsche Bank New York 0.25% 1/20/11	10,000,000	10,000,000
Toronto Dominion Bank New York
0.23% 1/18/11	5,000,000	5,000,000
•0.311% 5/19/11	5,000,000	5,000,000
•0.331% 10/28/11	4,000,000	4,000,000
Total Certificates of Deposit (cost $54,000,000)		54,000,000

Commercial Paper – 59.83%
Colleges and Universities – 22.74%
≠Brown University
0.27% 2/3/11	4,300,000	4,298,936
0.56% 1/12/11	7,250,000	7,249,381
≠Cornell University
0.27% 4/7/11	5,000,000	4,996,400
0.29% 2/3/11	4,000,000	3,998,937
0.30% 1/25/11	5,000,000	4,999,000
≠Dartmouth College 0.29% 2/3/11	2,500,000	2,499,335
≠Duke University 0.30% 3/7/11	2,500,000	2,498,646
Emory University
0.30% 3/9/11	4,275,000	4,275,000
0.32% 2/3/11	5,000,000	5,000,000
≠Leland Stanford Junior University 0.23% 1/21/11	5,000,000	4,999,361
≠University of Chicago
0.26% 1/12/11	4,000,000	3,999,682
0.26% 2/1/11	2,000,000	1,999,552
0.27% 2/16/11	5,000,000	4,998,275
≠Vanderbilt University
0.351% 5/10/11	3,500,000	3,495,610
0.401% 1/11/11	7,500,000	7,499,168
≠Yale University 0.25% 1/31/11	3,000,000	2,999,375
		69,806,658
Financial Services – 9.77%
Abbey National North America
≠0.20% 1/7/11	5,000,000	4,999,833
0.25% 1/13/11	10,000,000	10,000,000
≠Societe Generale North America 0.11% 1/3/11	15,000,000	14,999,909
		29,999,742
Healthcare Providers & Services – 3.78%
Catholic Health Initiatives
0.28% 2/8/11	2,500,000	2,500,000
0.30% 2/8/11	5,100,000	5,100,000
0.34% 3/10/11	4,000,000	4,000,000
		11,600,000
Industrial – 2.28%
≠Cargill Global Fund 0.27% 1/7/11	5,000,000	4,999,775
≠Northwest Natural Gas 0.26% 1/10/11	2,000,000	1,999,870
		6,999,645
Mortgage Bankers & Brokers – 19.96%
≠Bank of Nova Scotia New York 0.08% 1/3/11	1,300,000	1,299,994
≠BNP Paribas Finance Canada 0.17% 1/3/11	15,000,000	14,999,858
≠Credit Suisse New York 0.23% 1/3/11	5,000,000	4,999,936
≠Danske
0.32% 3/15/11	5,000,000	4,996,756
≥144A 0.27% 1/18/11	7,500,000	7,499,044
≠HSBC USA 0.24% 1/3/11	2,500,000	2,499,967
≠National Australian Funding 0.466% 1/3/11	5,000,000	4,999,871
≠Nordea North America 0.29% 3/17/11	10,000,000	9,993,958
Skandinaviska Enskilda Banken
0.32% 2/23/11	5,000,000	4,997,644
≥144A 0.30% 2/8/11	5,000,000	4,998,417
		61,285,445
Multi-Utilities – 1.30%
Los Angeles, California Water & Power 0.28% 3/1/11	4,000,000	4,000,000
		4,000,000
Total Commercial Paper (cost $183,691,490)		183,691,490

Corporate Bonds – 4.12%
Banking – 4.00%
Bank of America 7.40% 1/15/11	500,000	501,236
Goldman Sachs Group 6.875% 1/15/11	1,352,000	1,355,228
JPMorgan Chase 6.75% 2/1/11	2,000,000	2,009,519
National City Bank/Cleveland 6.25% 3/15/11	1,250,000	1,263,365
National City Bank of Kentucky 6.30% 2/15/11	880,000	886,174
•Rabobank Nederland 0.352% 9/13/11	4,750,000	4,750,000
US Bank/Cincinnati 6.375% 8/1/11	300,000	310,328
Wells Fargo
4.875% 1/12/11	250,000	250,312
6.375% 8/1/11	939,000	967,663
		12,293,825
Financial Services – 0.05%
Countrywide Home Loans 4.00% 3/22/11	150,000	151,046
		151,046
Pharmaceuticals – 0.07%
American Home Products 6.95% 3/15/11	200,000	202,559
		202,559
Total Corporate Bonds (cost $12,647,430)		12,647,430

Municipal Bonds – 15.41%
•Variable Demand Notes – 15.41%
California State Revenue Anticipation Notes Series A-2 3.00% 6/28/11 (LOC – JPMorgan Chase Bank)	5,000,000	5,030,145
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Program)
Series A-8 0.29% 9/1/35 (LOC – Bank of America N.A.)	2,500,000	2,500,000
Connecticut Health & Education Facilities Authority (Yale University Series) 0.28% 1/11/11	2,000,000	2,000,000
Delaware River Port Authority, Pennsylvania & New Jersey Revenue Series C 0.32% 1/1/26	5,000,000	5,000,000
Hanover County, Virginia Economic Development Authority Revenue (Bon Secours Health)
Series D-2 0.31% 11/1/25 (LOC – Bank of America N.A.)	2,650,000	2,650,000
Harrisonburg, Virginia Redevelopment & Housing Authority Multi-Family Housing Revenue
(Amberton Apartments) Series A 0.45% 5/1/26 (LOC – Bank of America N.A.)	3,500,000	3,500,000
Maryland State Health & Higher Education Facilities Authority Revenue (Pooled Loan
Program) Series B 0.31% 4/1/35 (LOC – JPMorgan Chase Bank)	7,500,000	7,500,000
Massachusetts Health & Education Facilities Authority (Harvard University) 0.23% 1/11/11	7,500,000	7,500,000
Massachusetts State Port Authority Revenue Series D 0.36% 7/1/29 (AMT) (LOC – Bank of America N.A.)	4,000,000	4,000,000
Nassau County, New York Health Care Revenue Series C2 0.32% 8/1/29	2,500,000	2,500,000
New York, New York City Health & Hospital Revenue (Health System) Series E 0.29%
2/15/26 (LOC – JPMorgan Chase Bank)	5,135,000	5,135,000
Total Municipal Bonds (cost $47,315,145)		47,315,145

Sovereign Bond – 0.51%
Eksportfinans 5.125% 10/26/11	1,490,000	1,547,238
Total Sovereign Bond (cost $1,547,238)		1,547,238

Total Value of Securities – 99.90%
(cost $306,701,303) ©		306,701,303
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		314,266
Net Assets Applicable to 307,346,516 Shares Outstanding – 100.00%		$307,015,569

≠The rate shown is the effective yield at the time of purchase.
≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2010, the aggregate amount of these securities equaled $12,497,461, which represented 4.07% of the Fund’s net assets. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of December 31, 2010. Interest rates reset periodically.
©Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Cash Reserve – Delaware Cash Reserve Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $331,723 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

Level 2
Agency Securities	$7,500,000
Corporate Debt	12,647,430
Foreign Debt	1,547,238
Municipal Bonds	47,315,145
Short-Term	237,691,490
Total	$306,701,303

There were no Level 1 and Level 3 securities at the beginning or end of the period.

During the period ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of December 31, 2010, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to December 31, 2010, that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: